UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (3,320,256)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depletion, depreciation, amortization, and accretion	198,409
Change in fair value of derivative asset	15,403
Change in fair value of derivative liability	(190,977)
Amortization of debt discount and debt issuance costs	1,160,447
Accrued interest expense on note payable and other current liabilities	42,515
Interest income on investments and notes receivable	(15,380)
Changes in operating assets and liabilities:
Accounts receivables	(320,869)
Prepaid expenses and other assets	89,675
Accounts payable	(602,384)
Accrued expenses	84,905
Due to related parties	14,185
Other liabilities -current	14,133
Net cash used in operating activities	(2,830,194)
Cash Flows from Investing Activities:
Investment in property, plant and equipment, net	(677,547)
Net cash used in investing activities	(677,547)
Cash Flows from Financing Activities:
Issuance of common stock	2,198,443
Proceeds from convertible note, net of transaction costs	2,790,000
Repayment on convertible notes	(1,416,667)
Debt issuance costs	(84,183)
Net cash provided by financing activities	3,487,593
Net Change in Cash and cash equivalents	(20,148)
Cash and cash equivalents - Beginning of period	1,053,744
Cash and cash equivalents - End of period	1,033,596
Supplemental cash flow information:
Cash interest payments	$ 260,093